Inventories	12 Months Ended
Dec. 31, 2017
Inventories [abstract]
Inventories
20	Inventories

	As at 31 December 2016			As at 31 December 2017
	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000
Raw materials	3,863,647	(309)	3,863,338	4,265,699	(841)	4,264,858
Work in progress	1,004,580	(44,453)	960,127	951,493	(47,180)	904,313
Finished goods	1,154,679	(22,583)	1,132,096	1,265,964	(19,270)	1,246,694
Spare parts and consumables	266,189	(62,277)	203,912	259,934	(78,201)	181,733

	6,289,095	(129,622)	6,159,473	6,743,090	(145,492)	6,597,598

The cost of inventories recognized in Cost of Sales amounted to RMB 65,607,079 thousands for the year ended 31December 2017 (2016: RMB 52,400,798 thousands, 2015: RMB 55,056,458 thousands) which excluded an inventory provision of RMB 60,461 thousands (2016: RMB 76,268 thousands, 2015: RMB 44,868 thousands).

As at 31 December 2017, the provision for inventory write-down was RMB 145,492 thousands (31 December 2016: RMB 129,622 thousands). During the year ended 31 December 2017, the Group sold certain finished goods and utilised certain spare parts and consumables which were previously provided for. The related provision of RMB 44,591 thousands was reversed and included in “cost of sales” in the consolidated income statement.